AAM S&P Emerging Markets High Dividend Value ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 91.8%
	Brazil - 3.8%
18,012	CPFL Energia SA	$113,380
18,877	JBS SA	115,919
		229,299
	Chile - 3.8%
78,509	Cencosud SA	107,198
45,894	Quinenco SA	124,719
		231,917
	China - 21.0%
324,000	Agile Group Holdings, Ltd.	106,075
707,000	China Cinda Asset Management Company, Ltd. - H Shares	97,270
348,000	China Everbright Bank Company, Ltd. - H Shares	105,510
636,000	China Evergrande Group (a)(b)(c)	0
106,500	China Hongqiao Group, Ltd.	110,707
324,000	China Minsheng Banking Corporation, Ltd. - H Shares	105,662
38,500	China Shenhua Energy Company, Ltd. - H Shares	108,635
189,700	Chongqing Changan Automobile Company, Ltd. - Class B	120,588
306,000	Chongqing Rural Commercial Bank Company, Ltd. - H Shares	106,419
69,000	COSCO SHIPPING Holdings Company, Ltd. - H Shares	103,194
267,000	Country Garden Holdings Company, Ltd.	103,060
148,000	Dongfeng Motor Group Company, Ltd. - H Shares	102,187
402,000	Maanshan Iron & Steel Company, Ltd. - H Shares	107,543
111,000	Sunac China Holdings, Ltd. (a)(b)	0
		1,276,850
	Czech Republic - 1.7%
2,349	CEZ AS	106,354

	Greece - 1.8%
4,210	Star Bulk Carriers Corporation - ADR	109,565

	Honk Kong - 0.0%
184,500	Shimao Group Holdings, Ltd. (a)(b)	0

	India - 3.7%
43,356	Coal India, Ltd.	115,554
113,412	Steel Authority of India, Ltd.	110,391
		225,945
	Indonesia - 5.5%
529,900	Adaro Energy Tbk PT	116,108
1,646,500	Hanjaya Mandala Sampoerna Tbk PT	103,236
1,000,200	Perusahaan Gas Negara Tbk PT	113,288
		332,632
	Kuwait - 2.4%
13,347	Humansoft Holding Company KSC	143,590

	Malaysia - 3.4%
171,800	Hartalega Holdings Bhd	105,770
360,500	Kossan Rubber Industries Bhd	101,253
		207,023
	Mexico - 1.8%
108,100	Fibra Uno Administracion SA de CV	110,964

	Poland - 1.7%
23,896	Cyfrowy Polsat SA	102,967

	Republic of Korea - 7.1%
21,053	BNK Financial Group, Inc.	110,038
1,726	KT&G Corporation	108,813
11,540	LG Uplus Corporation	111,038
3,303	Seegene, Inc.	100,939
		430,828
	Russian Federation - 0.0%
17,776	Mobile TeleSystems PJSC - ADR (a)(b)	0
5,978	X5 Retail Group NV - GDR (a)(b)	0
		0
	South Africa - 7.3%
9,125	Exxaro Resources, Ltd.	110,583
133,957	Growthpoint Properties, Ltd.	108,955
3,923	Kumba Iron Ore, Ltd.	115,987
15,092	MultiChoice Group	107,822
		443,347
	Taiwan, Province of China - 14.0%
62,000	China Motor Corporation	104,779
34,000	Evergreen Marine Corporation Taiwan, Ltd.	108,447
15,168	Himax Technologies, Inc. - ADR	108,603
59,000	Nanya Technology Corporation	103,059
53,000	Pegatron Corporation	110,103
37,000	Radiant Opto-Electronics Corporation	115,297
11,000	Simplo Technology Company, Ltd.	96,991
35,000	Yang Ming Marine Transport Corporation	104,739
		852,018
	Thailand - 5.5%
204,700	Bangkok Chain Hospital pcl - NVDR	112,888
107,500	Ratch Group PCL - NVDR	111,705
247,800	Sri Trang Gloves Thailand pcl - NVDR	109,730
		334,323
	Turkey - 7.3%
59,625	Anadolu Efes Biracilik Ve Malt Sanayii AS	121,936
602,655	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	103,938
29,388	Tofas Turk Otomobil Fabrikasi AS	121,052
106,450	Turkcell Iletisim Hizmetleri AS	100,529
		447,455
	TOTAL COMMON STOCKS (Cost $7,043,851)	5,585,077

	PREFERRED STOCKS - 6.1%
	Brazil - 6.1%
16,900	Braskem SA - Class A	120,620
54,360	Cia Energetica de Minas Gerais	117,649
19,800	Petroleo Brasileiro SA	130,462
		368,731
	TOTAL PREFERRED STOCKS (Cost $336,643)	368,731

	SHORT-TERM INVESTMENTS - 1.6%
97,009	Invesco Government & Agency Portfolio, Institutional Class - 1.88% (d)	97,009
	TOTAL SHORT-TERM INVESTMENTS (Cost $97,009)	97,009
	TOTAL INVESTMENTS (Cost $7,477,503) - 99.5%	6,050,817
	Other Assets in Excess of Liabilities - 0.5%	30,060
	NET ASSETS - 100.0%	$6,080,877

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
(a)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(b)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0 which represents 0.00% of net assets.
(c)	Non-income producing security.
(d)	Rate shown is the annualized seven-day yield as of July 31, 2022.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires morejudgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

AAM S&P Emerging Markets High Dividend Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,585,077	$-	$-	$5,585,077
Preferred Stocks	368,731	-	-	368,731
Short-Term Investments	97,009	-	-	97,009
Total Investments in Securities	$6,050,817	$-	$-	$6,050,817

^See Schedule of Investments for breakout of investments by country classifications.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in AAM S&P Emerging Markets High Dividend Value ETF:

Common Stocks
Balance as of 10/31/2021^	$-
Net Realized Gain (Loss)	-
Change in Net Unrealized Appreciation (Depreciation)	-
Purchases	-
Sales	-
Transfers Into Level 3	0
Transfers Out of Level 3	-
Balance as of 7/31/2022	$0

^ As of 10/31/2021, the balances of China Evergrande Group, Mobile TeleSystems PJSC and X5 Retail Group NV were classified as Level 1 securities.
Transfers between levels are recognized at the end of the reporting period.

	The following is a summary of quantitative information about Level 3 Fair Value Measurements:

		Fair Value as of 7/31/2022	Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input*
	Common Stocks	$0	Martket comparable companies	Discount for lack of marketability	$0.00 USD
	Common Stocks	0	Martket comparable companies	Discount for lack of marketability	$0.00 USD
	Common Stocks	0	Martket comparable companies	Discount for lack of marketability	$0.00 USD
	Common Stocks	0	Martket comparable companies	Discount for lack of marketability	$0.00 USD
	Common Stocks	0	Martket comparable companies	Discount for lack of marketability	$0.00 USD

*	Table presents information for five securities. China Evergrande Group has been valued between 0.00 and 2.93 HKD per share throughout the period. Mobile TeleSystems PJSC
	has been valued between $0.00 and $9.27 per share throughout the period. Shimao Group Holdings, Ltd. has been valued between 0.00 and 6.70 HKD per share throughout the period. Sunac China Holdings, Ltd. has been valued between 0.00 and 10.98 HKD per share throughout the period. X5 Retail Group NV has been valued between $0.00 and $34.73 per share throughout the period.